CAPITALIZED SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Software
Amortization expense	$ 385,488	$ 225,447	$ 285,069